SEGMENT INFORMATION (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Net Sales	R$ 53,805,028	R$ 48,343,305	R$ 39,469,700
Domestic [Member]
IfrsStatementLineItems [Line Items]
Net Sales	26,997,788	24,808,889	20,985,119
Domestic [Member] | In Natura [Member]
IfrsStatementLineItems [Line Items]
Net Sales	5,976,960	6,002,585	5,014,250
Domestic [Member] | Poultry [Member]
IfrsStatementLineItems [Line Items]
Net Sales	4,576,600	4,544,724	3,738,560
Domestic [Member] | Pork And Other [Member]
IfrsStatementLineItems [Line Items]
Net Sales	1,400,360	1,457,861	1,275,690
Domestic [Member] | Processed Foods [Member]
IfrsStatementLineItems [Line Items]
Net Sales	20,878,697	18,729,686	15,944,162
Domestic [Member] | Other Sales [Member]
IfrsStatementLineItems [Line Items]
Net Sales	142,131	76,618	26,707
International [Member]
IfrsStatementLineItems [Line Items]
Net Sales	24,103,135	21,514,704	17,240,194
International [Member] | In Natura [Member]
IfrsStatementLineItems [Line Items]
Net Sales	20,044,710	18,212,688	14,570,620
International [Member] | Poultry [Member]
IfrsStatementLineItems [Line Items]
Net Sales	18,110,329	15,818,512	12,246,499
International [Member] | Pork And Other [Member]
IfrsStatementLineItems [Line Items]
Net Sales	1,934,381	2,394,176	2,324,121
International [Member] | Processed Foods [Member]
IfrsStatementLineItems [Line Items]
Net Sales	3,679,233	2,955,431	2,366,204
International [Member] | Other Sales [Member]
IfrsStatementLineItems [Line Items]
Net Sales	379,192	346,585	303,370
Other Segments [Member]
IfrsStatementLineItems [Line Items]
Net Sales	R$ 2,704,105	R$ 2,019,712	R$ 1,244,387